Cover Page	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Entity Registrant Name	Sandstorm Gold Ltd.
Entity Central Index Key	0001434614
Document Type	6-K
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Period Focus	FY